United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:    Knights of Columbus
         Address: One Columbus Plaza
		  New Haven, CT 06507-0901


13F File Number:  28-2011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Charles H. Foos
Title: Supreme Secretary
Phone: 203-772-2130

Signature, Place, and Date of Signing:

                   /s/ Charles H. Foos , New Haven, CT February 2002


                ---------------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 136

Form 13F Information Value Total (thousands): 598123


Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None

                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORIT
NAME OF ISSUER  TITLE OF CLASS  CUSIP   (x$1000)  PRN AMT PRN CALL DISCRETIONMANAGERS SOLE     SHARED      NONE        CALC FOR
-----------------------  ------  ----- -----------------------------------------------        VALUE
AMEX Technology Select SPDR      COM           81369Y803    228,000    9500         SOLE                                    9500
AMR Corp.                        COM           001765106  1,215,350   54500         SOLE                                   54500
AOL Time Warner Inc.             COM           00184A105  7,326,825  228250         SOLE                                  228250
AT&T Corp.                       COM           00209A106  2,342,827  163036         SOLE                                  163036
AT&T Corp.                       COM           530718105  3,220,000  230000         SOLE                                  230000
Abbott Laboratories              COM           002824100 10,001,550  179400         SOLE                                  179400
Agere Systems Inc.               COM           00845V100    796,600  140000         SOLE                                  140000
Agilent Technologies, Inc.       COM           00846U101  2,291,406   80372         SOLE                                   80372
Alcoa Inc.                       COM           013817101  2,381,850   67000         SOLE                                   67000
Allstate Corp                    COM           020002101  2,530,870   75100         SOLE                                   75100
American Express                 COM           025816109  6,736,488  188750         SOLE                                  188750
American International Group     COM           026874107 12,687,167  159788         SOLE                                  159788
Anadarko Petroleum Corp.         COM           032511107  2,330,850   41000         SOLE                                   41000
Anheuser-Busch Cos Inc           COM           035229103  4,973,100  110000         SOLE                                  110000
Applied Materials, Inc.          COM           038222105  2,686,700   67000         SOLE                                   67000
Archer-Daniels-Midland Co        COM           039483102  2,273,241  158414         SOLE                                  158414
AutoZone                         COM           053332102  4,236,200   59000         SOLE                                   59000
Automatic Data Processing        COM           053015103  5,489,480   93200         SOLE                                   93200
BEA Systems Inc.                 COM           073325102    100,100    6500         SOLE                                    6500
BP Amoco PLC ADR                 COM           055622104  2,069,695   44500         SOLE                                   44500
Banc One Corp. New               COM           06423A103  4,882,031  125020         SOLE                                  125020
BankAmerica Corp.                COM           060505104  1,456,03523130.02         SOLE                                23130.02
Baxter International Inc.        COM           071813109  5,620,424  104800         SOLE                                  104800
Bed Bath & Beyond Inc.           COM           075896100    313,575    9250         SOLE                                    9250
BellSouth Corp.                  COM           079860102  3,242,750   85000         SOLE                                   85000
Boeing Co.                       COM           097023105  1,865,318   48100         SOLE                                   48100
Bristol-Myers Squibb Co.         COM           110122108  5,668,650  111150         SOLE                                  111150
BroadWing Inc.                   COM           111620100  1,705,250  179500         SOLE                                  179500
Burlington Resources Inc.        COM           122014103  2,665,340   71000         SOLE                                   71000
Celestica Inc.                   COM           15101Q108  2,120,475   52500         SOLE                                   52500
Check Point Software Tech Ltd    COM           M22465104    169,533    4250         SOLE                                    4250
ChevronTexaco Corp               COM           166764100  7,636,743   85222         SOLE                                   85222
Chubb Corp.                      COM           171232101  3,381,000   49000         SOLE                                   49000
Cisco Sytems, Inc.               COM           17275R102  7,908,637  436700         SOLE                                  436700
Citigroup                        COM           172967101 18,809,858  372620         SOLE                                  372620
Coca-Cola Co                     COM           191216100 12,966,250  275000         SOLE                                  275000
Colgate Palmolive Co.            COM           194162103  3,592,050   62200         SOLE                                   62200
Compaq Computer Corp.            COM           204493100    786,656   80600         SOLE                                   80600
Convergys Corp.                  COM           212485106  3,329,112   88800         SOLE                                   88800
Danielson Holding Corp           COM           236274106  1,256,684  283037         SOLE                                  283037
Deere & Co                       COM           244199105  2,717,835   62250         SOLE                                   62250
Delphi Automotive Systems        COM           247126105  2,121,999  155344         SOLE                                  155344
Devon Energy Corporation         COM           25179M103  1,352,750   35000         SOLE                                   35000
Du Pont (E.I.) De Nemours & Co   COM           263534109  1,968,213   46300         SOLE                                   46300
EMC Corp.                        COM           268648102  2,464,896  183400         SOLE                                  183400
El Paso Corp.                    COM           28336L109  4,403,007   98700         SOLE                                   98700
Elan Corporation PLC             COM           284131208  5,510,838  122300         SOLE                                  122300
Electronic Data Systems          COM           285661104  6,375,150   93000         SOLE                                   93000
Emerson Electric Co              COM           291011104  5,007,670   87700         SOLE                                   87700
Engelhard Corp                   COM           292845104  2,449,680   88500         SOLE                                   88500
Exxon Mobil Corporation          COM           30231G102 18,582,926  472848         SOLE                                  472848
Federal Home Loan Mtg Corp       COM           313400301  8,763,600  134000         SOLE                                  134000
Federal National Mortgage Assn   COM           313586109  5,445,750   68500         SOLE                                   68500
Fedex Corp.                      COM           31428X106  2,625,128   50600         SOLE                                   50600
First Data Corporation           COM           319963104  8,794,245  112100         SOLE                                  112100
FleetBoston Financial Corp.      COM           339030108  3,040,450   83300         SOLE                                   83300
Ford Motor Co.                   COM           345370860  3,944,981  250953         SOLE                                  250953
Gannett Company Inc              COM           364730101  2,487,510   37000         SOLE                                   37000
Gemstar-TV Guide Intl. Inc.      COM           36866W106    124,650    4500         SOLE                                    4500
General Electric Co              COM           369604103 28,240,368  704600         SOLE                                  704600
Georgia-Pacific Corp             COM           373298108    378,257   13700         SOLE                                   13700
Gillette Co                      COM           375766102  3,289,900   98500         SOLE                                   98500
Glaxosmithkline Plc-Ads          COM           37733W105  5,508,847  110575         SOLE                                  110575
Guidant Corp.                    COM           401698105  5,233,980  105100         SOLE                                  105100
Harris Corp.                     COM           413875105  1,803,141   59100         SOLE                                   59100
Hartford Finl Svcs Group, Inc.   COM           416515104  4,366,685   69500         SOLE                                   69500
Heinz (H.J.) Co                  COM           423074103  1,326,120   32250         SOLE                                   32250
Hewlett-Packard Co               COM           428236103  2,171,078  105700         SOLE                                  105700
Honeywell International          COM           438516106  3,574,774  105700         SOLE                                  105700
IBM Corp.                        COM           459200101 15,059,520  124500         SOLE                                  124500
Impath Inc.                      COM           45255G101    204,746    4600         SOLE                                    4600
Intel Corp                       COM           458140100 16,762,850  533000         SOLE                                  533000
Intl Flavors & Fragrances        COM           459506101  2,287,670   77000         SOLE                                   77000
Invitrogen Corp.                 COM           46185R100    216,755    3500         SOLE                                    3500
JP Morgan Chase & Co.            COM           46625H100  8,289,618  228050         SOLE                                  228050
Kimberly Clark Corp.             COM           494368103  2,409,940   40300         SOLE                                   40300
Kimco Realty Corp.               COM           49446R109  4,388,633  134250         SOLE                                  134250
Kraft Foods Inc.-A               COM           50075N104  2,620,310   77000         SOLE                                   77000
Lilly (Eli) & Co                 COM           532457108 12,951,246  164900         SOLE                                  164900
Lowes Companies, Inc.            COM           548661107  8,947,848  192800         SOLE                                  192800
MBIA Inc.                        COM           55262C100  6,022,649  112300         SOLE                                  112300
MGIC Investment Corp.            COM           552848103  4,252,508   68900         SOLE                                   68900
Macrovision Corp.                COM           555904101    137,358    3900         SOLE                                    3900
Manpower, Inc.                   COM           56418H100  2,477,685   73500         SOLE                                   73500
Marsh & McLennan Companies       COM           571748102  8,692,705   80900         SOLE                                   80900
McData Corp.                     COM           580031201    696,731   28438         SOLE                                   28438
McDonalds Corp                   COM           580135101  4,764,600  180000         SOLE                                  180000
Mcgraw-Hill Companies            COM           580645109  3,097,784   50800         SOLE                                   50800
Medtronic, Inc.                  COM           585055106  7,307,667  142700         SOLE                                  142700
Merck & Co                       COM           589331107 15,370,320  261400         SOLE                                  261400
Mercury Interactive Corp.        COM           589405109    108,736    3200         SOLE                                    3200
Microsoft Corporation            COM           594918104 19,788,941  298701         SOLE                                  298701
Minnesota Mining & Mfg Co        COM           604059105  3,629,047   30700         SOLE                                   30700
Morgan Stanley Dean Witter       COM           617446448  5,048,585   90250         SOLE                                   90250
Motorola Inc.                    COM           620076109  1,302,234   86700         SOLE                                   86700
Nabors Industries                COM           629568106    343,300   10000         SOLE                                   10000
News Corp Ltd Ads                COM           652487703    687,096   21600         SOLE                                   21600
News Corp Ltd Ads                CONV. PFD.    652487802    285,768   10800         SOLE                                   10800
Norfolk Southern Corp            COM           655844108    824,850   45000         SOLE                                   45000
Nortel Networks Corp.            COM           656568102  1,100,350  147500         SOLE                                  147500
Northeast Bancorp                COM           663904100     77,280    6000         SOLE                                    6000
Novartis AG-ADR                  COM           66987V109  5,588,150  153100         SOLE                                  153100
Oracle Corp.                     COM           68389X105  3,819,846  276600         SOLE                                  276600
Pepsico Inc.                     COM           713448108 10,200,555  209500         SOLE                                  209500
Perkinelmer Inc.                 COM           714046109  3,449,470   98500         SOLE                                   98500
Philip Morris Companies Inc      COM           718154107  7,748,650  169000         SOLE                                  169000
Procter & Gamble Co.             COM           742718109 10,405,595  131500         SOLE                                  131500
Qwest Communications Int.        COM           749121109  2,111,276  149418         SOLE                                  149418
Raytheon Co.                     COM           755111507  1,061,769   32700         SOLE                                   32700
Royal Dutch Petroleum -NY Reg    COM           780257804  5,034,354  102700         SOLE                                  102700
SBC Communications Inc           COM           78387G103  9,453,366  241342         SOLE                                  241342
Sabre Holdings Corp              COM           785905100  2,922,150   69000         SOLE                                   69000
Schering-Plough                  COM           806605101  2,721,560   76000         SOLE                                   76000
Schlumberger LTD                 COM           806857108  2,720,025   49500         SOLE                                   49500
Sears Roebuck & Co               COM           812387108  1,905,600   40000         SOLE                                   40000
Siebel Systems, Inc.             COM           826170102    201,456    7200         SOLE                                    7200
Starwood Hotels & Resorts        COM           85590A203  2,617,845   87700         SOLE                                   87700
Syngenta AG-ADR                  COM           87160A100    168,519   15898         SOLE                                   15898
TJX Companies, Inc.              COM           872540109  1,514,680   38000         SOLE                                   38000
Target Corp.                     COM           87612E106  3,284,000   80000         SOLE                                   80000
Tellabs, Inc.                    COM           879664100  1,286,560   86000         SOLE                                   86000
Texas Instruments, Inc.          COM           882508104  2,296,000   82000         SOLE                                   82000
Transocean Sedco Forex Inc.      COM           G90078109  2,955,631   87393         SOLE                                   87393
Trw Inc                          COM           872649108  1,733,472   46800         SOLE                                   46800
Tyco International Ltd.          COM           902124106  5,548,380   94200         SOLE                                   94200
USX-Marathon Group               COM           565849106  2,103,000   70100         SOLE                                   70100
United Parcel Service            COM           911312106  1,689,500   31000         SOLE                                   31000
Verisign Inc.                    COM           92343E102    163,572    4300         SOLE                                    4300
Veritas Software Corp.           COM           923436109    188,286    4200         SOLE                                    4200
Verizon Communications Inc.      COM           92343V104  8,286,516  174600         SOLE                                  174600
Wal-Mart Stores                  COM           931142103 15,152,915  263300         SOLE                                  263300
Walgreen Co                      COM           931422109  7,297,488  216800         SOLE                                  216800
Waters Corporation               COM           941848103    232,500    6000         SOLE                                    6000
Wells Fargo & Co. New            COM           949746101    356,454    8200         SOLE                                    8200
Whole Foods Market, Inc.         COM           966837106    274,428    6300         SOLE                                    6300
Zimmer Holdings Inc              COM           98956P102  2,104,664   68915         SOLE                                   68915